Employee Defined Benefit Obligations - Summary of Reconciliation for Net Defined Benefit Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Net defined benefit asset	$ (10.0)	$ (12.7)
Net defined benefit liability	68.6	44.8
Included in pre-tax profit or loss
Net defined benefit liability asset included in profit or loss	12.8	2.5
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	18.5	50.5
Net defined benefit asset	(10.0)	(12.7)
Acquisition of PBA	16.5
Net defined benefit liability	55.5	31.2
Included in pre-tax profit or loss
Interest expense (income)	0.6	1.5
Past service cost	10.5
Administrative expenses paid by the Plans	1.7	1.0
Net defined benefit liability asset included in profit or loss	12.8	2.5
Included in other comprehensive income
Return on the plan assets (excluding interest income)	17.4	(30.1)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.8)	(8.1)
Changes in financial assumptions	(9.3)	29.5
Experience adjustments	5.5	(5.3)
Effect of movement in exchange rates	1.2	0.8
Net defined benefit liability asset included in other comprehensive income	14.0	(13.2)
Other
Benefits paid	(0.2)
Contributions by employer	(16.1)	(21.3)
Other net defined benefit liability asset	(16.3)	(21.3)
Balance, end of the year	45.5	18.5
Defined benefit obligation [member]
Included in pre-tax profit or loss
Past service cost	10.5
Defined benefit obligation [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	397.7	374.6
Acquisition of PBA	80.9
Included in pre-tax profit or loss
Interest expense (income)	10.8	10.4
Past service cost	10.5
Net defined benefit liability asset included in profit or loss	21.3	10.4
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.8)	(8.1)
Changes in financial assumptions	(9.3)	29.5
Experience adjustments	5.5	(5.3)
Effect of movement in exchange rates	11.5	10.2
Net defined benefit liability asset included in other comprehensive income	6.9	26.3
Other
Benefits paid	(12.5)	(13.6)
Other net defined benefit liability asset	(12.5)	(13.6)
Balance, end of the year	494.3	397.7
Fair value of plan assets [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(379.2)	(324.1)
Acquisition of PBA	(64.4)
Included in pre-tax profit or loss
Interest expense (income)	(10.2)	(8.9)
Administrative expenses paid by the Plans	1.7	1.0
Net defined benefit liability asset included in profit or loss	(8.5)	(7.9)
Included in other comprehensive income
Return on the plan assets (excluding interest income)	17.4	(30.1)
Actuarial (gains) losses arising from:
Effect of movement in exchange rates	(10.3)	(9.4)
Net defined benefit liability asset included in other comprehensive income	7.1	(39.5)
Other
Benefits paid	12.3	13.6
Contributions by employer	(16.1)	(21.3)
Other net defined benefit liability asset	(3.8)	(7.7)
Balance, end of the year	$ (448.8)	$ (379.2)